COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Note 12 -commitments And Contingencies

9. COMMITMENTS AND CONTINGENCIES

As of March 31, 2022, the Company has no material commitments or contingencies.

As of March 31, 2022, the operating lease payment of $20,130 will become matured in the next 12 months.

12. COMMITMENTS AND CONTINGENCIES As of December 31, 2021 and 2020, the Company has no material commitments or contingencies.